ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2015 USD ($)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables to third-party sellers	$ 17,163,716
Accrued payroll and welfare	1,219,730
Payable for professional fee	858,577
Payables for rental fee	639,753
Others	88,680
Total accrued expenses and other current liabilities	$ 19,970,456